PREPAYMENTS ON VESSELS (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 12.0	$ 12.0	$ 12.0
Additions	43.1	22.8	78.6
Transferred to vessels	(50.8)	(1.6)	(78.6)
Balance	$ 4.3	$ 33.2	$ 12.0